Commitments and Contingencies	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies
19.	Commitments and Contingencies

The Company may be involved in certain legal proceedings that arise from time to time in the ordinary course of its business. When the Company determines that a loss is both probable and reasonably estimable, a liability is recorded and disclosed if the amount is material to the financial statements taken as a whole. When a material loss contingency is only reasonably possible, the Company does not record a liability, but instead discloses the nature and the amount of the claim, and an estimate of the loss or range of loss, if such an estimate can reasonably be made. Legal expenses associated with any contingency are expensed as incurred.

In connection with closed litigation on two separate matters that resulted in judgments against PEC, a majority interest of which was subsequently purchased by the Company, we have accrued $0.5 million which remains on the balance sheet as a liability at September 30, 2020 and December 31, 2019. The Company, on behalf of its subsidiary, is in settlement discussions with the parties.

On August 27, 2018, plaintiff Scott Meide filed a complaint in the United States District Court for the Middle District of Florida, Jacksonville Division against PEC, now one of our majority-owned subsidiaries, naming its former officers, among others, as defendants. The plaintiff’s claims are based on three investments: (i) the purchase of 750,000 restricted shares from PEC for the amount of $300,000 on July 18, 2014; (ii) the purchase of 800,000 shares of PEC from defendant Gregory Centineo in July 2015; and (iii) an investment in Evolution AI Corporation in 2018 in the amount of $75,000. Until recently, Mr. Meide was proceeding pro se. Although he has pled multiple claims, the crux of Mr. Meide’s claim, at least as pled in the Second Amended Complaint, which is the operative complaint, is that he was fraudulently induced into making all three investments. The complaint contains a claim for federal securities fraud which forms the only basis for federal jurisdiction. All of the defendants have moved to dismiss the Second Amended Complaint on various grounds, including, but not limited to, the ground that the plaintiff Mr. Meide lacks standing to bring the claims since the purchases of securities were made by Jacksonville Injury Center, LLC, rather than Mr. Meide in his individual capacity.

On June 29, 2020, an attorney entered an appearance for Mr. Meide and filed (i) a motion to substitute Jacksonville Injury Center, LLC as the plaintiff and (ii) a motion for leave to file an amended complaint. All of the defendants have filed oppositions to the motion to substitute and motion for leave to amend. The proposed new complaint continues to allege fraud, but also purports to plead a shareholder derivative lawsuit in connection with a claim of an improper transfer of assets to the Company. The new proposed complaint also names the Company as a new defendant. Discovery in the matter has been stayed since July of 2019. The matter is set for trial in September of 2020, but we do not expect the trial to go forward given the pending motions to dismiss and stay of discovery.

On September 4, 2020, the court entered an order dismissing with prejudice Mr. Meide’s claim for federal securities fraud. In its order, the court directed the clerk of court to enter judgment in favor of PEC and related defendants on Mr. Meide’s claim for federal securities fraud. The court also denied Mr. Meide’s attempt to file a third amended complaint or substitute plaintiffs in the action. The court dismissed without prejudice the remaining state law claims on the ground that the court declined to exercise supplemental jurisdiction over them. The state law claims may be reasserted in state court. The court also reserved jurisdiction to determine whether an award of sanctions against Mr. Meide is appropriate. The court has ordered the parties to mediation with respect to the issue of sanctions and, in the event that the mediation is unsuccessful, the court has indicated that it will set a deadline for the filing of any motions for an award of sanctions against Mr. Meide. The court-ordered mediation is set for December 10, 2020

On June 8, 2020, Andrew Kriss and Eric Lerner (the “Plaintiffs”) filed a Summons with Notice in the Supreme Court of the State of New York, Nassau County naming as defendants the Company, PEC, John Textor and Frank Patterson, among others (Index No. 605474/20). On November 12, 2020, Plaintiffs filed a Complaint, which asserts claims for breach of express contract and implied duties, fraud in the inducement, unjust enrichment, conversion, declaratory relief, fraud and fraudulent conveyance. The claims arise from an alleged relationship between Plaintiffs and defendant PEC. Plaintiffs seek monetary damages in an amount to be proven at trial, but not less than six million dollars ($6,000,000). The Company intends to vigorously defend this litigation.

Fubo TV Pre-Merger [Member]
Commitments and Contingencies

6. Commitments and contingencies

Leases

The Company entered into a lease agreement in April 2017 (the “Lease”) for approximately 10,000 square feet of office space in New York, NY. The lease commenced in April 2017 and the initial term of the lease is for a period of ten years with an option to renew for an additional five years. On January 30, 2018, the Company amended their lease agreement to add approximately 6,600 square feet of office space (“Additional Leased Space”). The lease term commenced in February 2018 and is effective through March 2021.

In February 2020, the Company entered into a sublease with Welltower, Inc. to lease approximately 6,300 square feet of office space in New York, NY. The lease commenced in March 2020 and is effective through July 30, 2021. The annual rent for the space is $455.

Rent expense for the three months ended March 31, 2020 and 2019 was $415 and $388, respectively.

Contingencies

From time to time, the Company may be involved in disputes or regulatory inquiries that arise in the ordinary course of business. When the Company determines that a loss is both probable and reasonably estimable, a liability is recorded and disclosed if the amount is material to the financial statements taken as a whole. When a material loss contingency is only reasonably possible, the Company does not record a liability, but instead discloses the nature and the amount of the claim, and an estimate of the loss or range of loss, if such an estimate can reasonably be made.

As of March 31, 2020 and December 31, 2019 there was no litigation or contingency with at least a reasonable possibility of a material loss.

6. Commitments and contingencies

Leases

The Company entered into a lease agreement in April 2017 (the “Lease”) for approximately 10,000 square feet of office space in New York, NY. The lease commenced in April 2017 and the initial term of the lease is for a period of ten years with an option to renew for an additional five years. The annual base rent is $745, with scheduled increases after the second and fourth anniversaries of the lease commencement. The Company received a leasehold improvement incentive from the landlord totaling $1,500 as of December 31, 2017. On January 30, 2018, the Company amended their lease agreement to add approximately 6,600 square feet of office space (“Additional Leased Space”). The lease term commenced in February 2018 and is effective through March 2021. The annual rent for the Additional Leased Space is $518. For scheduled rent escalation, the Company recognizes minimum rental expense on a straight-line basis over the term of the lease in the consolidated statements of operations and comprehensive loss. The difference between cash rent payments and rent expense is recorded as a deferred rent liability. The Company recorded the leasehold improvement incentive as a component of deferred rent and is amortizing the incentive on a straight-line basis as a reduction of rent expense over the term of the lease. Rent expense for the years ended December 31, 2019 and 2018 was $1,584 and $1,330, respectively.

Future minimum lease payments under non-cancellable operating leases are as follows:

Year Ending December 31:
2020	$1,283
2021	830
2022	778
2023	805
2024	805
Thereafter	2,110
Total minimum lease payments	$6,611

Affiliate Distribution Agreements

The Company is obligated under certain unconditional affiliate distribution agreements with television networks for the rights to distribute content. The future fixed and determinable payments under these agreements with initial terms of one year or more are as follows:

Year Ending December 31:
2020	$44,298
2021	15,900
Total minimum affiliate payments	$60,198

Contingencies

From time to time, the Company may be involved in disputes or regulatory inquiries that arise in the ordinary course of business. When the Company determines that a loss is both probable and reasonably estimable, a liability is recorded and disclosed if the amount is material to the financial statements taken as a whole. When a material loss contingency is only reasonably possible, the Company does not record a liability, but instead discloses the nature and the amount of the claim, and an estimate of the loss or range of loss, if such an estimate can reasonably be made.

As of December 31, 2019 and 2018 there was no litigation or contingency with at least a reasonable possibility of a material loss.